SCHEDULE OF OPERATING SEGMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Revenues	$ 689,158	$ 381,756
Commissions and other agent-related costs	626,285	349,806
Gross Profit	62,873	31,950
General and administrative expenses	42,913	24,155
Marketing expenses	38,611	22,674
Research and development expenses	7,359	4,867
Operating Loss	(26,010)	(19,746)
Other income (expenses), net	(587)	729
Listing expenses		(151)
Finance expenses, net	(619)	(1,167)
Net Loss	(27,216)	(20,335)
North American Brokerage [Member]
IfrsStatementLineItems [Line Items]
Revenues	684,873	379,868
Commissions and other agent-related costs	625,016	349,464
Gross Profit	59,857	30,404
General and administrative expenses	35,653	21,564
Marketing expenses	38,458	22,590
Research and development expenses	7,284	4,621
Operating Loss	(21,538)	(18,370)
Other income (expenses), net	136	729
Listing expenses		(151)
Finance expenses, net	(614)	(1,167)
Net Loss	(22,016)	(18,959)
OtherSegments [Member]
IfrsStatementLineItems [Line Items]
Revenues	4,285	1,888
Commissions and other agent-related costs	1,269	342
Gross Profit	3,016	1,546
General and administrative expenses	7,260	2,591
Marketing expenses	153	84
Research and development expenses	75	246
Operating Loss	(4,472)	(1,376)
Other income (expenses), net	(723)
Listing expenses
Finance expenses, net	(5)
Net Loss	$ (5,200)	$ (1,376)